OMB APPROVAL
OMB Number: 3235-0582
Expires: January 31, 2015
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number         811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC        225 Pictoria Drive, Suite 450        Cincinnati Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:              November 30

Date of reporting period:           July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President
Date	July 24, 2013

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

PAPP INVESTMENT TRUST
PROXY VOTING RECORD - July 1, 2012 - June 30, 2013

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
Airgas	ARG	009363102	08/14/12	Election of Directors	Issuer	Yes	For	With
Airgas	ARG	009363102	08/14/12	Ratification of Auditors	Issuer	Yes	For	With
Airgas	ARG	009363102	08/14/12	Restate Equity Incentive Plan	Issuer	Yes	For	With
Airgas	ARG	009363102	08/14/12	Approve Executive Compensation	Issuer	Yes	For	With
Airgas	ARG	009363102	08/14/12	Proposal regarding classified B.of Directors	Shareholder	Yes	Against	With

Microchip Technology	MCHP	585017104	08/17/12	Election of Directors	Issuer	Yes	For	With
Microchip Technology	MCHP	585017104	08/17/12	Ratification of Auditors	Issuer	Yes	For	With
Microchip Technology	MCHP	585017104	08/17/12	Restate Equity Incentive Plan	Issuer	Yes	For	With
Microchip Technology	MCHP	585017104	08/17/12	Approve Shares of Common Stock	Issuer	Yes	For	With
Microchip Technology	MCHP	585017104	08/17/12	Approve Compensation of Executives	Issuer	Yes	For	With

Techne	TECH	878377100	10/25/12	Election of Directors	Issuer	Yes	For	With
Techne	TECH	878377100	10/25/12	Set the number of Directors at nine	Issuer	Yes	For	With
Techne	TECH	878377100	10/25/12	Incorporation implement majority voting	Issuer	Yes	For	With
Techne	TECH	878377100	10/25/12	Ratification of Auditors	Issuer	Yes	For	With
Techne	TECH	878377100	10/25/12	Executive Compensation	Issuer	Yes	For	With

Coach	COH	189754104	11/07/12	Election of Directors	Issuer	Yes	For	With
Coach	COH	189754104	11/07/12	Ratification of Auditors	Issuer	Yes	For	With
Coach	COH	189754104	11/07/12	Executive Compensation	Issuer	Yes	For	With

Linear Technology	LLTC	535678106	11/07/12	Election of Directors	Issuer	Yes	For	With
Linear Technology	LLTC	535678106	11/07/12	Ratification of Auditors	Issuer	Yes	For	With
Linear Technology	LLTC	535678106	11/07/12	Executive Compensation	Issuer	Yes	For	With

Clorox	CLX	189054109	11/14/12	Election of Directors	Issuer	Yes	For	With
Clorox	CLX	189054109	11/14/12	Ratification of Auditors	Issuer	Yes	For	With
Clorox	CLX	189054109	11/14/12	Executive Compensation	Issuer	Yes	For	With
Clorox	CLX	189054109	11/14/12	Restated 2005 Stock Incentive	Issuer	Yes	For	With

Resmed	RMD	761152107	11/15/12	Election of Directors	Issuer	Yes	For	With
Resmed	RMD	761152107	11/15/12	Ratification of Auditors	Issuer	Yes	For	With
Resmed	RMD	761152107	11/15/12	Approve Executive Compensation	Issuer	Yes	For	With
Resmed	RMD	761152107	11/15/12	Approve Employee Stock Plan	Issuer	Yes	For	With

Micros Systems, Inc.	MCRS	594901100	11/16/12	Election of Directors	Issuer	Yes	For	With
Micros Systems, Inc.	MCRS	594901100	11/16/12	Ratification of Auditors	Issuer	Yes	For	With
Micros Systems, Inc.	MCRS	594901100	11/16/12	Amend 1991 Stock Option Plan	Issuer	Yes	For	With
Micros Systems, Inc.	MCRS	594901100	11/16/12	Approve compensation of executive officers	Issuer	Yes	For	With

Parexel International	PRXL	6994627348	12/06/12	Election of Directors	Issuer	Yes	For	With
Parexel International	PRXL	6994627348	12/06/12	Approve compensation of executive officers	Issuer	Yes	For	With
Parexel International	PRXL	6994627348	12/06/12	Approve Stock Incentive Program	Issuer	Yes	For	With
Parexel International	PRXL	6994627348	12/06/12	Approve common stock	Issuer	Yes	For	With
Parexel International	PRXL	6994627348	12/06/12	Ratification of Auditors	Issuer	Yes	For	With

Factset Research Systems	FDS	303075105	12/12/12	Election of Directors	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/12/12	Ratification of Auditors	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/12/12	Approve compensation of Executive officers	Issuer	Yes	For	With

Nuance Communications	NUAN	67020Y100	01/25/13	Election of Directors	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/25/13	Ratification of Auditors	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/25/13	Approve Executive Compensation	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/25/13	Amend and restate Stock Plan	Issuer	Yes	For	With

Varian Medical Systems	VAR	92220P105	02/14/13	Election of Directors	Issuer	Yes	For	With
Varian Medical Systems	VAR	92220P105	02/14/13	Ratification of Auditors	Issuer	Yes	For	With
Varian Medical Systems	VAR	92220P105	02/14/13	Approve Executive Compensation	Issuer	Yes	For	With
Varian Medical Systems	VAR	92220P105	02/14/13	Declassify Board's Action	Shareholder	Yes	Against	With

IDEX Corporation	IEX	45167R104	02/15/13	Election of Directors	Issuer	Yes	For	With
IDEX Corporation	IEX	45167R104	02/15/13	Approve compensation of executive officers	Issuer	Yes	For	With
IDEX Corporation	IEX	45167R104	02/15/13	Ratification of Auditors	Issuer	Yes	For	With

Harris Teeter Supermarkets	HTSI	414585109	02/21/13	Election of Directors	Issuer	Yes	For	With
Harris Teeter Supermarkets	HTSI	414585109	02/21/13	Ratification of Auditors	Issuer	Yes	For	With
Harris Teeter Supermarkets	HTSI	414585109	02/21/13	Approve Executive Compensation	Issuer	Yes	For	With
Harris Teeter Supermarkets	HTSI	414585109	02/21/13	Approve Cash Incentive Plan	Issuer	Yes	For	With

Silicon Laboratories Inc.	SLAB	826919102	04/16/13	Election of Directors	Issuer	Yes	For	With
Silicon Laboratories Inc.	SLAB	826919102	04/16/13	Ratification of Auditors	Issuer	Yes	For	With
Silicon Laboratories Inc.	SLAB	826919102	04/16/13	Approve compensation of executive officers	Issuer	Yes	For	With

C. R. Bard	BCR	67383109	04/17/13	Election of Directors	Issuer	Yes	For	With
C. R. Bard	BCR	67383109	04/17/13	Ratification of Auditors	Issuer	Yes	For	With
C. R. Bard	BCR	67383109	04/17/13	Approve Executive Compensation	Issuer	Yes	For	With
C. R. Bard	BCR	67383109	04/17/13	Sustainability Reporting proposal	Shareholder	Yes	Against	With
C. R. Bard	BCR	67383109	04/17/13	Separating The Chairman and CEO	Shareholder	Yes	Against	With

T. Rowe Price Group, Inc.	TROW	74144T108	04/23/13	Election of Directors	Issuer	Yes	For	With
T. Rowe Price Group, Inc.	TROW	74144T108	04/23/13	Approve Executive Compensation	Issuer	Yes	For	With
T. Rowe Price Group, Inc.	TROW	74144T108	04/23/13	Ratification of Auditors	Issuer	Yes	For	With

Valmont Industries	VMI	920253101	04/30/13	Election of Directors	Issuer	No	For	With
Valmont Industries	VMI	920253101	04/30/13	Ratification of Auditors	Issuer	No	For	With
Valmont Industries	VMI	920253101	04/30/13	Approve Executive Compensation 2013	Issuer	No	For	With
Valmont Industries	VMI	920253101	04/30/13	Approve Stock Plan 2013	Issuer	No	For	With

Expeditors Int'l of Washington, Inc.	EXPD	302130109	05/01/13	Election of Directors	Issuer	Yes	For	With
Expeditors Int'l of Washington, Inc.	EXPD	302130109	05/01/13	Approve compensation of executive officers	Issuer	Yes	For	With
Expeditors Int'l of Washington, Inc.	EXPD	302130109	05/01/13	Ratification of 2013 Stock Option Plan	Issuer	Yes	For	With
Expeditors Int'l of Washington, Inc.	EXPD	302130109	05/01/13	Ratification of Auditors	Issuer	Yes	For	With
Expeditors Int'l of Washington, Inc.	EXPD	302130109	05/01/13	Executives to retain significant stock	Shareholder	Yes	Against	With

Ecolab Inc.	ECL	278865100	05/02/13	Election of Directors	Issuer	Yes	For	With
Ecolab Inc.	ECL	278865100	05/02/13	Ratification of Auditors	Issuer	Yes	For	With
Ecolab Inc.	ECL	278865100	05/02/13	Approve amendments to stock incentive plan	Issuer	yes	For	With
Ecolab Inc.	ECL	278865100	05/02/13	Approve compensation of executive officers	Issuer	Yes	For	With
Ecolab Inc.	ECL	278865100	05/02/13	Executives to retain significant stock	Shareholder	Yes	Against	With
Ecolab Inc.	ECL	278865100	05/02/13	Congruency between corporate values & political contributions	Shareholder	Yes	Against	With

Mettler-Toledo International Inc.	MTD	592688105	05/02/13	Election of Directors	Issuer	Yes	For	With
Mettler-Toledo International Inc.	MTD	592688105	05/02/13	Ratification of Auditors	Issuer	Yes	For	With
Mettler-Toledo International Inc.	MTD	592688105	05/02/13	Approve compensation of executive officers	Issuer	Yes	For	With
Mettler-Toledo International Inc.	MTD	592688105	05/02/13	Approve 2013 equity incentive plan	Issuer	Yes	For	With

FMC Technologies Inc.	FTI	30249U101	05/03/13	Election of Directors	Issuer	Yes	For	With
FMC Technologies Inc.	FTI	30249U101	05/03/13	Ratification of Auditors	Issuer	Yes	For	With
FMC Technologies Inc.	FTI	30249U101	05/03/13	Approve compensation of executive officers	Issuer	Yes	For	With
FMC Technologies Inc.	FTI	30249U101	05/03/13	Reapprove terms of performance goals under the amended & restated incentive compensation and stock plan	Issuer	Yes	For	With
FMC Technologies Inc.	FTI	30249U101	05/03/13	Accelerated vesting of senior executive awards upon a change in control	Shareholder	Yes	Against	With

O'Reilly Automotive, Inc.	ORLY	67103H107	05/07/13	Election of Directors	Issuer	Yes	For	With
O'Reilly Automotive, Inc.	ORLY	67103H107	05/07/13	Declassify the Board of Directors	Issuer	Yes	For	With
O'Reilly Automotive, Inc.	ORLY	67103H107	05/07/13	Allow shareholders of record with not less than 25% voting to call a special meeting of shareholders	Issuer	Yes	For	With
O'Reilly Automotive, Inc.	ORLY	67103H107	05/07/13	Allow minor updates to conform to current laws and clarify	Issuer	Yes	For	With
O'Reilly Automotive, Inc.	ORLY	67103H107	05/07/13	Approve compensation of executives	Issuer	Yes	For	With
O'Reilly Automotive, Inc.	ORLY	67103H107	05/07/13	Ratification of auditors	Issuer	Yes	For	With

Sigma-Aldrich Corporation	SIAL	826552101	05/07/13	Election of Directors	Issuer	Yes	For	With
Sigma-Aldrich Corporation	SIAL	826552101	05/07/13	Ratification of Auditors	Issuer	Yes	For	With
Sigma-Aldrich Corporation	SIAL	826552101	05/07/13	Approve compensation of executive officers	Issuer	Yes	For	With

Trimble Navigation LTD.	TRMB	896239100	05/07/13	Election of Directors	Issuer	Yes	For	With
Trimble Navigation LTD.	TRMB	896239100	05/07/13	Approve compensation of executive officers	Issuer	Yes	For	With
Trimble Navigation LTD.	TRMB	896239100	05/07/13	Ratification of Auditors	Issuer	Yes	For	With

Whiting Petroleum Corporation	WLL	966387102	05/07/13	Election of Directors	Issuer	Yes	For	With
Whiting Petroleum Corporation	WLL	966387102	05/07/13	Approve 2013 equity incentive plan	Issuer	Yes	For	With
Whiting Petroleum Corporation	WLL	966387102	05/07/13	Ratification of Auditors	Issuer	Yes	For	With
Whiting Petroleum Corporation	WLL	966387102	05/07/13	Approve compensation of executive officers	Issuer	Yes	For	With

Ametek, Inc.	AME	031100100	05/08/13	Election of Directors	Issuer	Yes	For	With
Ametek, Inc.	AME	031100100	05/08/13	Ratification of Auditors	Issuer	Yes	For	With
Ametek, Inc.	AME	031100100	05/08/13	Certificate of Incorporation incr. shares	Issuer	Yes	For	With
Ametek, Inc.	AME	031100100	05/08/13	Executive Compensation	Issuer	Yes	For	With

Catamaran Corporation	CTRX	148887102	05/14/13	Election of Directors	Issuer	Yes	For	With
Catamaran Corporation	CTRX	148887102	05/14/13	Approve compensation of executive officers	Issuer	Yes	For	With
Catamaran Corporation	CTRX	148887102	05/14/13	Ratification of Auditors	Issuer	Yes	For	With

Stericycle, Inc.	SRCL	858912108	05/21/13	Election of Directors	Issuer	Yes	For	With
Stericycle, Inc.	SRCL	858912108	05/21/13	Increasing number of shares to 900,000 in company's stock purchase plan	Issuer	Yes	For	With
Stericycle, Inc.	SRCL	858912108	05/21/13	Ratification of Auditors	Issuer	Yes	For	With
Stericycle, Inc.	SRCL	858912108	05/21/13	Approve compensation of executive officers	Issuer	Yes	For	With
Stericycle, Inc.	SRCL	858912108	05/21/13	Executives to hold equity awards until retirement or termination of employment	Shareholder	Yes	Against	With

Pioneer Natural Resources Company	PXD	723787107	05/23/13	Election of Directors	Issuer	Yes	For	With
Pioneer Natural Resources Company	PXD	723787107	05/23/13	Ratification of Auditors	Issuer	Yes	For	With
Pioneer Natural Resources Company	PXD	723787107	05/23/13	Approve compensation of executive officers	Issuer	Yes	For	With
Pioneer Natural Resources Company	PXD	723787107	05/23/13	Hydraulic fractring disclosure	Shareholder	Yes	Against	With

Informatica Corp.	INFA	45666Q102	05/24/13	Election of Directors	Issuer	Yes	For	With
Informatica Corp.	INFA	45666Q102	05/24/13	Approve amendments to company's 2009 equity incentive plan	Issuer	Yes	For	With
Informatica Corp.	INFA	45666Q102	05/24/13	Ratification of Auditors	Issuer	Yes	For	With
Informatica Corp.	INFA	45666Q102	05/24/13	Approve compensation of executive officers	Issuer	Yes	For	With

Williams-Sonoma	WSM	969904101	05/30/13	Election of Directors	Issuer	Yes	For	With
Williams-Sonoma	WSM	969904101	05/30/13	Approve compensation of executive officers	Issuer	Yes	For	With
Williams-Sonoma	WSM	969904101	05/30/13	Ratification of Auditors	Issuer	Yes	For	With

CoStar Group Inc.	CSGP	22160N109	06/07/13	Election of Directors	Issuer	Yes	For	With
CoStar Group Inc.	CSGP	22160N109	06/07/13	Approve removing the voting standard from company's amended and restated certification of incorporation so that the board of directors may provide for majority voting in uncontested director elections	Issuer	Yes	For	With
CoStar Group Inc.	CSGP	22160N109	06/07/13	Ratification of Auditors	Issuer	Yes	For	With
CoStar Group Inc.	CSGP	22160N109	06/07/13	Approve compensation of executive officers	Issuer	Yes	For	With

PetSmart, Inc.	PETM	716768106	06/14/13	Election of Directors	Issuer	Yes	For	With
PetSmart, Inc.	PETM	716768106	06/14/13	Ratification of Auditors	Issuer	Yes	For	With
PetSmart, Inc.	PETM	716768106	06/14/13	Approve executive short-term incentive plan	Issuer	Yes	For	With
PetSmart, Inc.	PETM	716768106	06/14/13	Approve compensation of executive officers	Issuer	Yes	For	With